Acquisitions - 2016 Acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net cash consideration			$ 0	$ 164,120	$ 442,344
Goodwill			$ 2,554,987	$ 2,548,447	$ 2,440,431
Airpas Aviation
Business Acquisition [Line Items]
Net cash consideration	$ 9,000
Assets acquired	12,000
Goodwill	5,000
Intangible Assets	5,000
The Trust Group
Business Acquisition [Line Items]
Net cash consideration		$ 156,000
Goodwill		98,930
Customer relationships | Airpas Aviation
Business Acquisition [Line Items]
Intangible Assets	$ 4,000
Amortization period	10 years
Customer relationships | The Trust Group
Business Acquisition [Line Items]
Intangible Assets		$ 52,292
Weighted-average useful life of intangible assets acquired		13 years
Purchased technology | Airpas Aviation
Business Acquisition [Line Items]
Intangible Assets	$ 1,000
Amortization period	5 years
Purchased technology | The Trust Group
Business Acquisition [Line Items]
Intangible Assets		$ 23,362
Weighted-average useful life of intangible assets acquired		2 years
Trademarks and brand names | The Trust Group
Business Acquisition [Line Items]
Intangible Assets		$ 2,183
Weighted-average useful life of intangible assets acquired		2 years
Senior Secured Notes Due 2023 | Senior Secured Notes
Business Acquisition [Line Items]
Stated interest rate			5.25%